Equity (Details Textual)	1 Months Ended			12 Months Ended
	Nov. 29, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2016 CNY (¥) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)	Nov. 08, 2018	Jan. 10, 2016	Nov. 22, 2011
Equity (Textual)
Appropriations to the statutory surplus reserve, description				Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity's registered capital.
Restricted amounts				$ 2,632,797	$ 1,989,475
Common shares of value issued					14,270,194
Cash proceeds							$ 4,457,500
Payments to original shareholders of Beijing REIT							3,466,260
Initial public offering shares of common stock					$ 16,100,000
Equity interest, percentage										14.00%
REIT Changjiang [Member]
Equity (Textual)
Equity interest, percentage												84.32%
Majority shareholders of interest rate					15.68%
Non-controlling equity interest value							$ 3,300,000
REIT Changjiang [Member]
Equity (Textual)
Ownership interest											84.32%
Reit Holdings [Member]
Equity (Textual)
Majority shareholders of interest rate							15.68%
Deposit made to Venture Business International							$ 565,000
IPO [Member]
Equity (Textual)
Common shares issued | shares	3,220,000
Common share price | $ / shares	$ 5.00
Initial public offering shares of common stock	$ 16,100,000
Net proceeds	$ 14,300,000
RMB [Member]
Equity (Textual)
Payments to original shareholders of Beijing REIT | ¥								¥ 24,000,000
Unrelated Third Party [Member]
Equity (Textual)
Common share price | $ / shares		$ 4
Common stock to settle a loan payable, shares | shares		800,000	800,000
Common stock to settle a loan payable, amount		$ 3,200,000
Unrelated Third Party [Member] | RMB [Member]
Equity (Textual)
Common stock to settle a loan payable, amount | ¥			¥ 21,240,000
Unrelated Investor [Member]
Equity (Textual)
Common shares issued | shares							900,000	900,000
Common shares of value issued							$ 3,600,000
Common share price | $ / shares							$ 4